Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Securities held for trading purposes			$ 10
Financial assets available for sale		$ 212	253
Derivatives used for economic hedging, net		63	7
Total		275	270
Level 1 [Member]
Disclosure of financial instruments [Line Items]
Securities held for trading purposes			10
Financial assets available for sale	[1]	0	0
Derivatives used for economic hedging, net		0	0
Total		0	10
Level 2 [Member]
Disclosure of financial instruments [Line Items]
Securities held for trading purposes			0
Financial assets available for sale	[1]	212	253
Derivatives used for economic hedging, net		63	7
Total		$ 275	$ 260

[1]	Investment in 15% of the share capital of YTH, which is subject to a three-year lock up period as required by Chinese law, which will expire in January 2019. Measurement of the fair value of the discount rate in respect of the lock up period was calculated by use of the Finnerty 2012 Model and is based on an estimate of the period in which the restriction on marketability applies and a standard deviation of the yield on a YTH share in this period. The impact deriving from a possible and reasonable change in these data items, which are not observed, is not material.